SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivable	¥ 555,123	¥ 1,763,451
Allowance	(40,735)	(65,489)
Financing receivable, net	514,388	1,697,962
Overdue
Financing receivable	146,100	172,200
Overdue for more than 90 days
Loans overdue for more than 90 days	¥ 117,000	¥ 86,500